Carillon Account is a separate account of Union Central Life Insurance Company registered with the Securities and Exchange Commission as a unit investment Trust under the Investment Company Act of 1940. Carillon Account has been divided into subaccounts, each of which invests in a different Portfolio of the funds as follows:

(1) Zenith Portfolio, Bond Portfolio, Russell 2000 Index Portfolio, S&P 500 Index Portfolio, S&P MidCap 400 Index Portfolio, Balanced Index Portfolio and Nasdaq-100 Index Portfolio of the Pinnacle Series of Summit Mutual Funds, Inc.

(2) MFS Emerging Growth Series, MFS Growth With Income Series,
MFS High Income Series, MFS New Discovery Series and MFS Total
Return Series of MFS Variable Insurance Trust;

(3) American Century VP Income & Growth Portfolio and American
Century VP Value Portfolio;

(4) Capital Growth Portfolio, International Portfolio and Money
Market Portfolio of Scudder Variable Life Investment Fund;

(5) Templeton International Securities Fund Class 2 of Templeton
Variable Products Series Fund;

(6) AIM V.I. Capital Appreciation Fund and AIM VI Growth Fund of
AIM Variable Insurance Funds, Inc.

(7) Oppenheimer Global Securities Fund/VA and Oppenheimer Main
Street Growth & Income Fund/VA of Oppenheimer Variable Account
Funds; and

(8) Neuberger Berman Advisers Management Trust Guardian
Portfolio.

FOR THIS N-30D FILING FOR CARILLON ACCOUNT, PLEASE REFER TO THE
FOLLOWING EDGAR FILINGS:

Summit Mutual Funds, Inc.
Accession #: 0000912057-02-007831

AIM Variable Insurance Funds, Inc.
Accession #: 0000950129-02-001164

Alger American Fund
Accession #: 0000930413-02-000517

American Century Variable Portfolios, Inc.
Accession #: 0000814680-02-000008

MFS Investors Trust Series of MFS Variable Insurance Trust
Accession #: 0000950156-02-000619

MFS High Income Series of MFS Variable Insurance Trust
Accession #: 0000950156-02-000070

MFS Emerging Growth Series of MFS Variable Insurance Trust
Accession #: 0000950156-02-000059

MFS Total Return Series of MFS Variable Insurance Trust
Accession #: 0000950156-02-000068

MFS New Discovery Series of MFS Variable Insurance Trust
Accession #: 0000950156-02-000062

Neuberger Berman Advisers Management Trust
Accession #: 0000950136-02-000541

Oppenheimer Global Securities Portfolio/VA
Accession #: 0001110538-02-000054

Oppenheimer Main Street Growth & Income Portfolio/VA
Accession #: 0001110538-02-000048

Scudder Variable Life Investment Fund
Accession #: 0000088053-02-000218

Seligman Portfolios Inc./NY
Accession #: 0000936329-02-000054

Franklin Templeton Variable Insurance Products Trust
Accession #: 0001021408-02-002865